Note 4(a) - Advances for Vessels Acquisitions Under Construction - Advances for Vessels Acquisitions Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 38,744	$ 6,757
— Advances paid	158,905	60,731
— Capitalized expenses	3,812	3,346
— Transferred to Vessels	(189,220)	(32,090)
Balance	$ 12,241	$ 38,744